Stock-based compensation (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Summary of Non-vested PSU, Restricted Stock, and RSU Activity
The following table summarizes our non-vested PSU, restricted stock and RSU activity for 2020.

Non-vested PSU, restricted stock and RSU activity	Number of shares (a)	Weighted-average fair value at grant date
Non-vested PSUs, restricted stock and RSUs at Dec. 31, 2019	12,733,298	$50.77
Granted	6,158,398	45.52
Vested	(5,451,413)	48.36
Forfeited	(903,384)	49.29
Non-vested PSUs, restricted stock and RSUs at Dec. 31, 2020	12,536,899	$49.35
(a)    Includes dividend shares earned on the Executive Committee PSUs and Board of Director’s stock awards.

Summary of Stock Option Activity
A summary of the status of our options as of Dec. 31, 2020, and changes during the year, is presented below:

Stock option activity	Shares subject to option	Weighted-average exercise price	Weighted-average remaining contractual term (in years)
Balance at Dec. 31, 2019	4,143,575	$26.03	1.4
Granted	—	—
Exercised	(1,717,323)	28.65
Canceled/Expired	(91,014)	28.96
Balance at Dec. 31, 2020	2,335,238	$23.99	0.9
Vested and expected to vest at Dec. 31, 2020	2,335,238	23.99	0.9
Exercisable at Dec. 31, 2020	2,335,238	23.99	0.9

Summary of Stock Options Outstanding by Exercise Price

Stock options outstanding at Dec. 31, 2020
	Options outstanding			Options exercisable (a)
Range of exercise prices	Outstanding	Weighted-average remaining contractual life (in years)	Weighted-average exercise price	Exercisable	Weighted-average exercise price
$21 to 31	2,335,238	0.9	$23.99	2,335,238	$23.99
(a)At Dec. 31, 2019 and Dec. 31, 2018, 4,143,575 and 6,714,283 options were exercisable at a weighted-average price per common share of $26.03 and $25.67, respectively.

Aggregate Intrinsic Value of Options

Aggregate intrinsic value of options
(in millions)	2020	2019	2018
Outstanding at Dec. 31,	$43	$101	$144
Exercisable at Dec. 31,	$43	$101	$144